Share Capital and Reserves (Details) - Schedule of Reconciliation of the Fair Value of Derivative Warrant Liability - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Fair Value of Derivative Warrant Liability [Abstract]
Opening balance		₪ 1,151
Recognition of fair value of warrants issued at effective date			3,947
Warrants issued as result of partially exercised of over-allotment option			158
Revaluation of derivative warrant liability exercisable for ADSs (see Note 16B below)	[1]	(877)	(2,954)
Closing balance		₪ 274	₪ 1,151

[1]	Due to lack of trading activity of the Warrant, as of December 31, 2023, the management estimated the fair value of the Warrant by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 4.07%; expected volatility of 85.7%, exercise period and exercise price based on stated terms and ADS price of $0.72 which represents the quoted market price.